ACQUISITIONS	6 Months Ended
Jun. 30, 2020
Business Combinations [Abstract]
ACQUISITIONS

NOTE 3:ACQUISITIONS

On January 14, 2020, the Company consummated the acquisition of Content IQ LLC, also known as “Content IQ”.

Content IQ is a privately held company founded in 2014, based in New York City. Content IQ has created data algorithm and analytics tools that deconstruct content, revenue and distribution to solve current major digital publishing challenges.

The total consideration is up to $73,050, which is comprised of $15,000 paid in cash at closing, with an additional maximum amount of $11,000 to be paid as a retention incentive. As part of the total consideration, there is a maximum amount of $47,050 in earn-outs over a period of two years. The earn-outs are tied to revenue and EBITDA-based metrics.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the acquisition date:

Fair value
Property and equipment, net	4
Technology	12,483
Customer Relationship	4,243
Deferred Taxes	(2,253)
Goodwill	23,361
Net assets acquired	$37,838

Technology includes publishing orchestration system with proprietary data algorithms and analytic tools which deconstruct content, revenue and distribution to solve digital publishing challenges. The technology is amortized over the estimated useful life of 5 years using the straight-line method.

Customer relationships is derived from customer contracts and related customer relationships with existing customers. Customer relationships is amortized based on the accelerated method over the estimated useful life of 7 years.

During the six months ended June 30, 2020 (unaudited), the Company recognized acquisition-related costs of $464.

As of June 30, 2020 (unaudited), the purchase price allocations for the business combinations yet to be completed and the presented table is still preliminary.

F - 10

PERION NETWORK LTD. AND ITS SUBSIDIARIES

NOTES TO THE INTERIM CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 3:ACQUISITIONS (Cont.)

The following table represents the pro-forma (unaudited) condensed consolidated statements of operations as if the acquisition completed during the year ended December 31, 2019 and the six months ended June 30, 2020 (unaudited), had been included in the condensed consolidated statements of operations of the Company for the six months ended June 30, 2020 (unaudited) and 2019 (unaudited):

	Six months ended
	June 30,
	2020	2019
	(Unaudited)	(Unaudited)

Revenues	$127,399	$132,483
Net Income (Loss)	$(1,385)	$409

The pro-forma results have been calculated after applying the Company’s accounting policies and adjusting the results of all acquisitions to reflect the additional payroll related expenses, revaluation of the earnout liability and depreciation and amortization that would have been charged assuming the fair value adjustments to property, plant and equipment and intangible assets had been applied since the acquisitions date, together with the consequential tax effects.

The pro-forma results are based on estimates and assumptions, which the Company believes are reasonable. The pro-forma results are not the results that would have been realized had the acquisitions actually occurred on January 1, 2019 and 2020, and are not necessarily indicative of the Company’s condensed consolidated statements of operations in future periods.